Cash and Cash Equivalents: (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
U.S. Treasury bills	$ 0	$ 40,000,000
Bank deposits	2,981,234	12,238,554
Money market funds	5,366,284	5,438,816
Total	$ 8,347,518	$ 57,677,370	$ 58,186,478	$ 60,962,813